NUVEEN REAL ESTATE SECURITIES FUND

SUPPLEMENT DATED JUNE 15, 2017

TO THE SUMMARY PROSPECTUS DATED MARCH 31, 2017

Effective immediately, Sarah J. Wade is added as a portfolio manager for the fund. Jay L. Rosenberg and Scott C. Sedlak will continue to serve as portfolio managers for the fund.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-FRES-0617P